J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Ultra-Short Income ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated September 2, 2022

to the current Summary Prospectus, Prospectus and Statement of Additional Information

Effective with the exchange opening on September 15, 2022, the listing exchange for the Fund will be changed from Cboe BZX Exchange, Inc. to NYSE Arca, Inc. At that time, all references to the listing exchange will be revised accordingly.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-USIETF-922